Cover	Jul. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2022
Entity File Number	000-54912
Entity Registrant Name	Worldwide NFT Inc.
Entity Central Index Key	0001528188
Entity Tax Identification Number	27-3129919
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3535 Executive Terminal Drive
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(702)
Local Phone Number	840-4433
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WNFT
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false